Future Maturities of License Obligation (Detail) - NEW ZEALAND - Trilogy International Radio Spectrum , LLC - 700 MHz License - License Obligation $ in Thousands	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
2017	$ 10,300
2018	6,339
2019	6,706
2020	0
Total	$ 23,345